Federated Hermes MDT Large Cap Core ETF
Portfolio of Investments
May 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—9.3%
18,539		Alphabet, Inc., Class A	$ 7,051,123
3,867	[1]	Charter Communications, Inc.	557,041
6,420		Fox Corp.	410,366
3,761		Meta Platforms, Inc.	2,378,870
7,283	[1]	Pinterest, Inc.	146,024
1	[1]	Reddit, Inc.	176
16,369	[1]	Trade Desk, Inc./The	352,916
5,603		Verizon Communications, Inc.	267,880
14,239	[1]	ZoomInfo Technologies, Inc.	47,416
		TOTAL	11,211,812
		Consumer Discretionary—11.1%
25,228		Advance Auto Parts, Inc.	1,519,735
18,113	[1]	Amazon.com, Inc.	4,902,102
698	[1]	Deckers Outdoor Corp.	79,467
2,732		Expedia Group, Inc.	616,858
2,846	[1]	Five Below, Inc.	647,067
5,252		General Motors Co.	437,176
8,680	[1]	Lululemon Athletica, Inc.	1,138,642
819		Murphy USA, Inc.	414,439
2,120	[1]	Tesla, Inc.	923,875
1,129		TJX Cos., Inc.	174,713
407	[1]	Ulta Beauty, Inc.	207,102
25,634	[1]	Viking Holdings Ltd.	2,361,148
402		Yum! Brands, Inc.	59,476
		TOTAL	13,481,800
		Consumer Staples—4.0%
2,507		Costco Wholesale Corp.	2,397,494
2	[1]	Dollar Tree, Inc.	233
5,000		Kimberly-Clark Corp.	488,000
15		Kroger Co.	932
20,410	[1]	Maplebear, Inc.	812,318
1,842		PepsiCo, Inc.	265,598
1,823		Philip Morris International, Inc.	323,364
5,145		WalMart, Inc.	595,534
		TOTAL	4,883,473
		Energy—2.5%
2,613		Cheniere Energy, Inc.	587,559
4,627		EOG Resources, Inc.	617,149
2,340		Exxon Mobil Corp.	339,908
480		Marathon Petroleum Corp.	119,410
2,182		Occidental Petroleum Corp.	123,567
1,938		Phillips 66	340,856
1,626		Targa Resources, Inc.	414,744
2,927		Weatherford International PLC	303,354
2,636		Williams Cos., Inc.	188,184
		TOTAL	3,034,731

Shares			Value
		COMMON STOCKS—continued
		Financials—12.4%
3,447		Ameriprise Financial, Inc.	$ 1,536,362
1,795	[1]	Arch Capital Group Ltd.	160,365
13,128		Bank of New York Mellon Corp.	1,830,437
869		Cboe Global Markets, Inc.	289,864
2,318		Charles Schwab Corp.	202,477
49,785	[1]	Fiserv, Inc.	2,815,840
5,781		Interactive Brokers Group, Inc., Class A	502,774
169		JPMorgan Chase & Co.	50,583
208		Morgan Stanley	43,264
9,036		Northern Trust Corp.	1,495,006
13,517		Prudential Financial, Inc.	1,360,351
13,297		State Street Corp.	2,069,545
2,028		The Hartford Insurance Group, Inc.	257,820
7,032		The Travelers Cos., Inc.	2,052,570
5,879		Virtu Financial, Inc.	294,832
8,861		Western Union Co.	72,040
		TOTAL	15,034,130
		Health Care—9.5%
16		Abbott Laboratories	1,370
12,240		AbbVie, Inc.	2,664,893
2,284	[1]	Align Technology, Inc.	399,586
330	[1]	Alnylam Pharmaceuticals, Inc.	99,653
2,800		Amgen, Inc.	943,012
242	[1]	Biogen, Inc.	47,432
2,104		Cardinal Health, Inc.	414,067
2,120		Cencora, Inc.	571,043
13,489	[1]	Elanco Animal Health, Inc.	321,713
493		Eli Lilly & Co.	544,765
4,085		Gilead Sciences, Inc.	549,147
708		Humana, Inc.	216,237
5,235	[1]	Illumina, Inc.	853,096
4,284	[1]	Incyte Genomics, Inc.	414,434
240	[1]	Insulet Corp.	34,786
3,196		Johnson & Johnson	720,155
1,196	[1]	Moderna, Inc.	56,439
1,360		Regeneron Pharmaceuticals, Inc.	836,101
2		Teleflex, Inc.	257
1,721		UnitedHealth Group, Inc.	654,513
3,071	[1]	Veeva Systems, Inc.	535,398
388	[1]	Vertex Pharmaceuticals, Inc.	173,645
6,675		Zoetis, Inc.	518,581
		TOTAL	11,570,323
		Industrials—10.0%
1,100		Allegion PLC	143,077
5,800		Allison Transmission Holdings, Inc.	658,474
6,862	[1]	Copart, Inc.	224,868
479		Curtiss-Wright Corp.	358,105
1,350		Emerson Electric Co.	194,157
6,244		GE Aerospace	2,021,558
3,110		GE Vernova, Inc.	3,011,475
548		General Dynamics Corp.	190,057
2,766		Johnson Controls International PLC	370,810

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
630		Lennox International, Inc.	$ 316,361
434		Lockheed Martin Corp.	230,215
1,767		Manpower, Inc.	55,890
4		Masco Corp.	281
2,421		Paycom Software, Inc.	338,141
3,560		RTX Corp.	639,590
1,052		Ryder System, Inc.	263,894
10,217		Southwest Airlines Co.	438,820
1,136		Trane Technologies PLC	512,677
6,561	[1]	Uber Technologies, Inc.	461,895
15,762		Veralto Corp.	1,296,109
1,435		Vertiv Holdings Co.	453,044
		TOTAL	12,179,498
		Information Technology—36.1%
5,994		Accenture PLC	1,121,298
3,549	[1]	Adobe, Inc.	919,936
1,219	[1]	Advanced Micro Devices, Inc.	629,126
2,030		Analog Devices, Inc.	840,115
29,686		Apple, Inc.	9,263,813
534		Applied Materials, Inc.	240,332
5,676	[1]	Arista Networks, Inc.	905,152
1,869	[1]	Atlassian Corp. PLC	201,123
10,724		Broadcom, Inc.	4,791,161
3,464	[1]	Cirrus Logic, Inc.	588,707
6,657		Cisco Systems, Inc.	801,636
462	[1]	Crowdstrike Holdings, Inc.	337,722
12,332	[1]	DXC Technology Co.	122,210
5,051	[1]	Enphase Energy, Inc.	345,286
894	[1]	EPAM Systems, Inc.	91,599
7,943	[1]	Fortinet, Inc.	1,095,896
3,518	[1]	Gartner, Inc., Class A	570,620
3,835	[1]	GoDaddy, Inc.	329,158
8,409		Hewlett Packard Enterprise Co.	361,923
157	[1]	HubSpot, Inc.	34,639
3,888	[1]	Intel Corp.	445,876
1,935		Intuit, Inc.	641,511
1,112		Lam Research Corp.	353,816
192	[1]	Lumentum Holdings, Inc.	164,152
2,307		Micron Technology, Inc.	2,240,097
8,873		Microsoft Corp.	3,994,980
5,946		NetApp, Inc.	1,036,328
40,561		NVIDIA Corp.	8,564,050
1,419	[1]	Palantir Technologies, Inc.	222,130
13	[1]	Palo Alto Networks, Inc.	3,662
5,235		Pegasystems, Inc.	187,047
683		Qnity Electronics, Inc.	106,548
650		Qualcomm, Inc.	163,163
29	[1]	Sandisk Corp.	49,154
4,953		Skyworks Solutions, Inc.	385,591
2,720		Texas Instruments, Inc.	831,450
318	[1]	Tyler Technologies, Inc.	99,582
611		Western Digital Corp.	324,569

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,181	[1]	Workday, Inc.	$ 318,840
		TOTAL	43,723,998
		Materials—2.0%
3,457		Alcoa Corp.	268,402
12,405		Celanese Corp.	659,078
3,261		FMC Corp.	44,545
7,120		Newmont Corp.	781,847
2,978		PPG Industries, Inc.	336,454
1,196		Steel Dynamics, Inc.	311,139
		TOTAL	2,401,465
		Real Estate—1.2%
1,001	[1]	CBRE Group, Inc.	125,165
3,561		Gaming and Leisure Properties, Inc.	167,260
22,777		Kilroy Realty Corp.	780,568
589		Simon Property Group, Inc.	120,692
614		Welltower, Inc.	126,072
1,704		WP Carey, Inc.	126,812
		TOTAL	1,446,569
		Utilities—1.4%
1,304		DTE Energy Co.	186,303
2,311		Duke Energy Corp.	283,629
9,921		Edison International	693,875
11,316		Exelon Corp.	516,462
		TOTAL	1,680,269
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $109,405,427)	120,648,068
		OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	600,332
		NET ASSETS—100%	$121,248,400

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.